Intangible Assets and Goodwill	12 Months Ended
Jun. 29, 2013
Intangible Assets and Goodwill
Intangible Assets and Goodwill
The primary components of the intangible assets reported in continuing operations and the related amortization expense follows:

In millions	Gross	Accumulated Amortization	Net Book Value
2013
Intangible assets subject to amortization
Trademarks and brand names	$31	$4	$27
Customer relationships	72	46	26
Computer software	133	112	21
Other contractual agreements	3	—	3
	$239	$162	77
Trademarks and brand names not subject to amortization			44
Net book value of intangible assets			$121
2012
Intangible assets subject to amortization
Trademarks and brand names	31	2	29
Customer relationships	72	44	28
Computer software	128	100	28
Other contractual agreements	3	—	3
	$234	$146	88
Trademarks and brand names not subject to amortization			44
Net book value of intangible assets			$132

The year-over-year change in the value of trademarks and brand names and customer relationships is primarily due to the impact of amortization during the year. The amortization expense reported in continuing operations for intangible assets subject to amortization was $17 million in 2013, $21 million in 2012 and $31 million in 2011. The estimated amortization expense for the next five years, assuming no change in the estimated useful lives of identifiable intangible assets or changes in foreign exchange rates, is as follows: $17 million in 2014, $7 million in 2015, $6 million in 2016, $6 million in 2017 and $4 million in 2018. At June 29, 2013, the weighted average remaining useful life for trademarks is 18 years; customer relationships is 13 years; computer software is 2 years; and other contractual agreements is 8 years.
Goodwill
The goodwill reported in continuing operations associated with each business segment and the changes in those amounts during 2013 and 2012 are as follows:

In millions	Retail	Foodservice/ Other	Total
Net Book Value at July 2, 2011
Gross goodwill	$139	$591	$730
Accumulated impairment losses	—	(382)	(382)
Net goodwill	139	209	348
Net Book Value at June 30, 2012
Gross goodwill	139	591	730
Accumulated impairment losses	—	(382)	(382)
Net goodwill	139	209	348
Net Book Value at June 29, 2013
Gross goodwill	139	591	730
Accumulated impairment losses	—	(382)	(382)
Net goodwill	$139	$209	$348